Investments in Unconsolidated Real Estate Ventures - Summary of Investments in Unconsolidated Real Estate Ventures (Detail) - USD ($)		9 Months Ended		12 Months Ended
		Sep. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Investments In Unconsolidated Real Estate Ventures [Line Items]
Carrying Value of Investment		$ 36,672,000		$ 35,831,600		$ 28,522,082
Dupont, Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational	[2]	October 2019	[1]	October 2019
Carrying Value of Investment	[2]	$ 3,731,000	[1]	$ 3,974,813	[1]	4,245,434
East York, Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational	[3]	June 2020	[1]	June 2020
Carrying Value of Investment	[3]	$ 5,667,000	[1]	$ 5,662,757	[1]	6,039,951
Brampton, Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational	[3]	November 2020	[1]	November 2020
Carrying Value of Investment	[3]	$ 1,979,000	[1]	$ 1,974,811	[1]	2,166,186
Vaughan, Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational	[3]	January 2021	[1]	January 2021
Carrying Value of Investment	[3]	$ 2,222,000	[1]	$ 2,297,273	[1]	2,625,089
Oshawa, Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational	[3]	August 2021	[1]	August 2021
Carrying Value of Investment	[3]	$ 1,348,000	[1]	$ 1,274,680	[1]	1,506,798
Scarborough, Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational	[3]	November 2021	[4]	November 2021
Carrying Value of Investment	[3]	$ 2,377,000	[4]	$ 2,342,720	[4]	2,364,175
Aurora, Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational	[2]	December 2022	[4]	December 2022
Carrying Value of Investment	[2]	$ 2,177,000	[4]	$ 2,480,800	[4]	2,546,407
Kingspoint Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational	[3]	March 2023	[4]	March 2023
Carrying Value of Investment	[3]	$ 3,568,000	[4]	$ 3,947,014	[4]	3,342,969
Whitby Property
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational	[5]	January 2024		Under Development
Carrying Value of Investment	[5]	$ 8,221,000		$ 7,075,611		0
Markham, Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational	[2]	May 2024	[6]	Under Development
Carrying Value of Investment	[2]	$ 2,639,000	[6]	$ 2,063,919	[6]	1,038,541
Regent, Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational		Under Development	[7]	Under Development	[8]
Carrying Value of Investment		$ 2,743,000	[7]	$ 2,736,000	[7]	$ 2,646,532	[8]
Regent, Ontario | Previously Reported
Investments In Unconsolidated Real Estate Ventures [Line Items]
Carrying Value of Investment	[8]			$ 2,737,202

[1]	As of September 30, 2024, these properties were encumbered by first mortgages pursuant to the RBC JV Term Loan (defined below).
[2]	These joint venture properties were acquired through the SSGT II Merger, which closed on June 1, 2022.
[3]	These joint venture properties were acquired through the SST IV Merger, which closed on March 17, 2021.
[4]	As of September 30, 2024, these properties were encumbered by first mortgages pursuant to the RBC JV Term Loan II (defined below).
[5]	This property was acquired on January 12, 2023 in connection with a purchase agreement assumed in the SSGT II Merger.
[6]	This property is encumbered by a first mortgage pursuant to the SmartCentres Financings (defined below).
[7]	This property was leased as a single tenant industrial lease as of September 30, 2024. The joint venture plans to develop this property into a self storage facility in the future.
[8]	This property is currently leased as a single tenant industrial lease. The joint venture plans to develop this property into a self storage facility in the future.